SHARE-BASED COMPENSATION - General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 instrument shares	Dec. 31, 2022 instrument shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
SHARE-BASED PAYMENT
Number of share options approved for grant	9,833,034	8,026,159
Number of shares exercised | instrument	1,477,611	1,531,105
Unallocated pool	2,910,017	1,208,170	295,897	101,722